Operating Expenses - Schedule of Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Expenses [Abstract]
Cost of revenue	$ 15,253,318	$ 21,548,566	$ 24,084,598
General and administrative expenses	28,051,013	49,248,578	15,130,045
Selling and marketing expenses	12,953,898	9,347,807	7,347,777
Research and development expenses	3,007,443	1,963,025	1,954,842
Total	$ 59,265,672	$ 82,107,976	$ 48,517,262